Segment Information - Consolidated Statements of Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 322,921	$ 79,272	[1]	$ 16,034	[1]
Cost of care delivery	(289,672)	(67,254)	[1]	(19,810)	[1]
Other operating income (expense)	(400,754)	(173,042)		(156,548)
Change in fair value of warrant liabilities	27,811	0	[1]	0	[1]
Exchange gain / (loss)	868	(2,836)	[1]	17,075	[1]
Gain on sale of subsidiary	3,917	0	[1]	0	[1]
Gain on remeasurement of equity interest	10,495	0	[1]	0	[1]
Share of loss of equity-accounted investees	(2,602)	(1,124)	[1]	0	[1]
Segment EBITDA	(327,016)	(164,984)		(143,249)
Depreciation and amortization	(35,004)	(14,487)		(2,496)
Operating loss	(402,509)	(175,511)	[1]	(162,820)	[1]
Operating segment, excluding materially reconciling items
Disclosure of operating segments [line items]
Revenue	322,873	79,194		16,043
Operating segments
Disclosure of operating segments [line items]
Revenue	322,870	79,060		16,073
Cost of care delivery	(297,130)	(76,186)		(26,240)
Other operating income (expense)	(392,528)	(158,942)		(148,508)
Change in fair value of warrant liabilities	27,811
Exchange gain / (loss)	(265)	17,217		16,815
Gain on sale of subsidiary	2,687
Gain on remeasurement of equity interest	10,495
Share of loss of equity-accounted investees	(2,602)	(1,124)
Segment EBITDA	(328,662)	(139,975)		(141,860)
Reconciliation adjustments
Disclosure of operating segments [line items]
Revenue	51	212		(39)
Cost of care delivery	7,458	8,932		6,430
Other operating income (expense)	(8,226)	(14,100)		(8,040)
Change in fair value of warrant liabilities	0
Exchange gain / (loss)	1,133	(20,053)		260
Gain on sale of subsidiary	1,230
Gain on remeasurement of equity interest	0
Share of loss of equity-accounted investees	0	0
Segment EBITDA	1,646	(25,009)		(1,389)
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	48	78		(9)
Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	3	134		(30)
UK | Operating segment, excluding materially reconciling items
Disclosure of operating segments [line items]
Revenue	88,967	44,000		14,633
UK | Operating segments
Disclosure of operating segments [line items]
Revenue	91,172	45,194		18,714
Cost of care delivery	(41,542)	(34,600)		(25,707)
Other operating income (expense)	(114,975)	(127,762)		(119,895)
Change in fair value of warrant liabilities	0
Exchange gain / (loss)	(1,844)	403		314
Gain on sale of subsidiary	0
Gain on remeasurement of equity interest	0
Share of loss of equity-accounted investees	0	0
Segment EBITDA	(67,189)	(116,765)		(126,574)
UK | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(2,205)	(1,194)		(4,081)
US | Operating segment, excluding materially reconciling items
Disclosure of operating segments [line items]
Revenue	232,296	32,226		0
US | Operating segments
Disclosure of operating segments [line items]
Revenue	228,332	29,132		(2,669)
Cost of care delivery	(253,998)	(34,381)		(160)
Other operating income (expense)	(105,602)	(27,190)		(23,273)
Change in fair value of warrant liabilities	0
Exchange gain / (loss)	189	(246)		(83)
Gain on sale of subsidiary	0
Gain on remeasurement of equity interest	0
Share of loss of equity-accounted investees	(2,602)	0
Segment EBITDA	(133,681)	(32,685)		(26,185)
US | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	3,964	3,094		2,669
All other segments | Operating segment, excluding materially reconciling items
Disclosure of operating segments [line items]
Revenue	1,610	2,968		1,410
All other segments | Operating segments
Disclosure of operating segments [line items]
Revenue	3,366	4,734		28
Cost of care delivery	(1,590)	(7,205)		(373)
Other operating income (expense)	(171,951)	(3,990)		(5,340)
Change in fair value of warrant liabilities	27,811
Exchange gain / (loss)	1,390	17,060		16,584
Gain on sale of subsidiary	2,687
Gain on remeasurement of equity interest	10,495
Share of loss of equity-accounted investees	0	(1,124)
Segment EBITDA	(127,792)	9,475		10,899
All other segments | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	$ (1,756)	$ (1,766)		$ 1,382

[1]	Restated to reflect reclassification of certain expense items described in Note 2.